RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Cash Flows (Details) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ 7,282,560			$ (17,900,526)
Transaction costs				715,720
Change in fair value of warrant liabilities	(10,036,098)			16,902,902
Initial classification of Class A common stock subject to possible redemption				299,918,250
Change in value of Class A common stock subject to possible redemption	$ 7,282,560			(17,082,450)
Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			$ (818,071)	(17,900,526)
Transaction costs		$ (715,720)	715,720	715,720
Change in fair value of warrant liabilities				16,902,902
Initial classification of Class A common stock subject to possible redemption			300,019,603	300,019,603
Change in value of Class A common stock subject to possible redemption			(101,350)	(17,183,803)
Restatement of warrants as derivative liabilities | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			(102,351)	(281,904)
Initial classification of Class A common stock subject to possible redemption			320,091,800	319,990,450
Change in value of Class A common stock subject to possible redemption			(101,350)	(179,550)
Restatement of warrants as derivative liabilities | Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss			(715,720)	(17,618,622)
Transaction costs		$ (715,720)	715,720	715,720
Change in fair value of warrant liabilities				16,902,902
Initial classification of Class A common stock subject to possible redemption			$ (20,072,197)	(19,970,847)
Change in value of Class A common stock subject to possible redemption				$ (17,004,253)